Debt Obligations and Credit Facilities - EGL Term Loan Facilities (Details) - USD ($)		12 Months Ended
	Dec. 27, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Repayment of loans		$ 679,000,000	$ 742,574,000	$ 914,319,000
Loan facilities | 2018 EGL Term Loan Facility
Debt Instrument [Line Items]
Facility term	3 years	3 years
Maximum borrowing capacity	$ 500,000,000.0
Repayment of loans		$ 350,000,000.0	$ 150,000,000.0